Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000014630 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000014630 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014628 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000014628 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000079553 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000079553 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162546 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000162546 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014629 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000014629 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000014637 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
C000014637 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[1]
C000014637 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014637 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014637 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000162550 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
C000162550 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[2]
C000162550 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162550 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162550 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000079557 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000079557 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[3]
C000079557 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079557 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079557 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000014636 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000014636 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[4]
C000014636 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014636 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014636 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000033993 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000033993 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[5]
C000033993 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033993 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033993 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000202748 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[6]
C000202748 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%	[6]
C000202748 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202748 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202748 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000202766 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000202766 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[7]
C000202766 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7]
C000202766 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[7]
C000202766 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[7]
C000202766 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[7]
C000202766 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[7]
C000202766 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[7]
C000202766 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000202766 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202766 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202766 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202766 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202766 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202766 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202766 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202766 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202766 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202766 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202766 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202766 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
C000202766 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000202766 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202766 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202766 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145611 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000145611 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[8]
C000145611 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[8]
C000145611 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000145611 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[8]
C000145611 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[8]
C000145611 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000145611 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[8]
C000145611 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145611 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000145611 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145611 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000145611 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000145611 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145611 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000145611 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000145611 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%
C000145611 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000145611 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145611 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145611 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
C000145611 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000145611 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145611 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000145611 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145608 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000145608 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[9]
C000145608 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[9]
C000145608 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000145608 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[9]
C000145608 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[9]
C000145608 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[9]
C000145608 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[9]
C000145608 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145608 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000145608 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145608 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000145608 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000145608 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145608 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000145608 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000145608 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%
C000145608 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000145608 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145608 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145608 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
C000145608 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000145608 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145608 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000145608 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145609 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000145609 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[10]
C000145609 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[10]
C000145609 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[10]
C000145609 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[10]
C000145609 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[10]
C000145609 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[10]
C000145609 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[10]
C000145609 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145609 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000145609 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145609 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000145609 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000145609 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145609 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000145609 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000145609 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%
C000145609 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000145609 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145609 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145609 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
C000145609 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000145609 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145609 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000145609 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162600 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000162600 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[11]
C000162600 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11]
C000162600 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000162600 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[11]
C000162600 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[11]
C000162600 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[11]
C000162600 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[11]
C000162600 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162600 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162600 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162600 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000162600 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162600 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162600 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162600 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162600 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162600 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162600 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162600 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
C000162600 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000162600 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162600 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162600 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145610 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
C000145610 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[12]
C000145610 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[12]
C000145610 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[12]
C000145610 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[12]
C000145610 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	25.00%	[12]
C000145610 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[12]
C000145610 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	61.60%	[12]
C000145610 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.10%
C000145610 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.40%
C000145610 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145610 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000145610 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000145610 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145610 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000145610 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	4.30%
C000145610 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.80%
C000145610 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	5.60%
C000145610 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145610 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145610 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
C000145610 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	49.90%
C000145610 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145610 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000145610 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171519 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000171519 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13]
C000171519 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[13]
C000171519 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[13]
C000171519 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[13]
C000171519 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[13]
C000171519 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[13]
C000171519 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[13]
C000171519 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171519 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000171519 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000171519 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171519 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000171519 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.80%
C000171519 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000171519 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171519 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000171519 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.50%
C000171519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171519 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000171519 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000171519 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171519 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171519 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171519 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171516 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000171516 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[14]
C000171516 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[14]
C000171516 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[14]
C000171516 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[14]
C000171516 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[14]
C000171516 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[14]
C000171516 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[14]
C000171516 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171516 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000171516 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000171516 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171516 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000171516 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.80%
C000171516 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000171516 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171516 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000171516 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.50%
C000171516 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171516 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000171516 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000171516 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171516 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171516 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171516 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171518 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000171518 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[15]
C000171518 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[15]
C000171518 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[15]
C000171518 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[15]
C000171518 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[15]
C000171518 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[15]
C000171518 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[15]
C000171518 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171518 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000171518 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000171518 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171518 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000171518 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.80%
C000171518 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000171518 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171518 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000171518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.50%
C000171518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171518 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000171518 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000171518 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171518 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171518 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171518 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171517 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000171517 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[16]
C000171517 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[16]
C000171517 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[16]
C000171517 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[16]
C000171517 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[16]
C000171517 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[16]
C000171517 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[16]
C000171517 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000171517 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000171517 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171517 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000171517 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.80%
C000171517 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000171517 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000171517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.50%
C000171517 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171517 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000171517 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000171517 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171517 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171517 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171517 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000171520 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000171520 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[17]
C000171520 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[17]
C000171520 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[17]
C000171520 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[17]
C000171520 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[17]
C000171520 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[17]
C000171520 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[17]
C000171520 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171520 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000171520 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000171520 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171520 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000171520 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.80%
C000171520 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000171520 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000171520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000171520 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.50%
C000171520 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171520 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000171520 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000171520 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171520 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000171520 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171520 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202768 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
C000202768 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[18]
C000202768 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[18]
C000202768 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%	[18]
C000202768 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[18]
C000202768 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[18]
C000202768 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[18]
C000202768 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[18]
C000202768 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000202768 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202768 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	10.40%
C000202768 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202768 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.50%
C000202768 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202768 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.90%
C000202768 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202768 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.90%
C000202768 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.50%
C000202768 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000202768 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000202768 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	70.10%
C000202768 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202768 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202768 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202768 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[2]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[3]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[4]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[5]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[6]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[7]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[8]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[9]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[10]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[11]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[12]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[13]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[14]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[15]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[16]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[17]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.
[18]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.